Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 80,640	$ 154,342
Accounts receivable, net	8,949	7,413
Inventory	115,053	93,363
Prepaid expenses, deposits, and other current assets	8,885	10,949
Total Current Assets	213,527	266,067
Non-current
Property, plant, and equipment, net	326,918	275,222
Intangible assets, net	938,727	978,915
Right-of-use assets - operating, net	137,368	88,721
Right-of-use assets - finance, net	44,762	17,527
Goodwill	94,108	229,910
Deposits and other assets	8,470	3,550
TOTAL ASSETS	1,763,880	1,859,912
Current
Trade payables	28,533	26,983
Accrued liabilities	26,238	32,724
Lease liabilities - operating - current portion	8,176	4,195
Lease liabilities - finance - current portion	10,049	3,185
Contingent consideration - current portion	63,429	39,868
Purchase consideration payable	2,849	812
Income tax payable	46,006	28,915
Debts payable - current portion	40,523	8,112
Accrued interest payable - current portion	3,191	7,542
Total Current Liabilities	228,994	152,336
Non-current
Deferred tax liabilities, net	68,523	70,081
Lease liabilities - operating - non-current portion	134,715	87,767
Lease liabilities - finance - non-current portion	24,693	9,406
Construction finance liabilities	36,181
Contingent consideration - non-current portion	26,661	145,654
Debts payable - non-current portion	158,820	125,746
Senior secured notes, net of debt issuance costs	244,682	245,408
Accrued interest payable - non-current portion	4,763	3,451
Other long term liabilities	524
TOTAL LIABILITIES	928,556	839,849
Shareholders' equity
Additional paid-in capital	1,349,713	1,289,827
Treasury stock - 645,300 and 568,300 shares, respectively	(8,987)	(7,828)
Accumulated other comprehensive income	3,266	3,266
Accumulated deficit	(510,668)	(265,202)
Equity of Ayr Wellness Inc.	833,324	1,020,063
Noncontrolling interest	2,000
TOTAL SHAREHOLDERS' EQUITY	835,324	1,020,063
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,763,880	1,859,912
Multiple Voting Shares
Shareholders' equity
Share capital	0	0
Subordinate Voting Shares
Shareholders' equity
Share capital	0	0
Exchangeable Shares
Shareholders' equity
Share capital	$ 0	$ 0